Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000084893
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Toews Hedged Oceana Fund
C000084895
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Toews Hedged U.S. Fund
C000084896
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Toews Hedged U.S. Opportunity Fund
C000103841
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Toews Tactical Defensive Alpha Fund
C000084894
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Toews Tactical Income Fund
C000127804
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Toews Unconstrained Income Fund
Without Sales Load [Member] | C000084893
Average Annual Return [Line Items]
Average Annual Return, Percent	9.18%	4.24%		2.03%
Without Sales Load [Member] | C000084895
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.94%)	5.50%		4.53%
Without Sales Load [Member] | C000084896
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.84%)	1.94%		0.60%
Without Sales Load [Member] | C000103841
Average Annual Return [Line Items]
Average Annual Return, Percent	0.13%	5.43%	6.14%
Without Sales Load [Member] | C000084894
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%	2.33%		2.64%
Without Sales Load [Member] | C000127804
Average Annual Return [Line Items]
Average Annual Return, Percent	4.16%	1.63%		1.66%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	12.57%	11.37%		5.45%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.10%	15.61%		12.32%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.10%	15.61%		12.32%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	12.16%	13.95%	11.35%
ICE BofA High Yield U.S. Corporates Cash Pay
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporates Cash Pay Index
Average Annual Return, Percent	8.69%	6.43%		4.80%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)		1.54%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	13.10%	17.75%		17.20%
Morningstar US Small Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Cap TR USD
Average Annual Return, Percent	2.94%	11.53%		6.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.10%	15.61%	13.96%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)		1.54%